Concentration of Credit Risks (Tables)	6 Months Ended
Jun. 30, 2018
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

The Company had the following revenue and accounts receivable concentrations:

	December 31				June 30
	2017		2016		2018 (unaudited)		2017 (unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	56%	56%	0%	0%	62%	62%	69%	69%
Medicare payment	12%	12%	0%	0%	16%	16%	12%	12%
Insurance payment	32%	32%	0%	0%	22%	22%	19%	19%